Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	500,000,000	395,000,000	395,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding	404,517,402	393,934,068	369,434,068
Common stock, shares issued	404,517,402	393,934,068	369,434,068